DERIVATIVES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Mar. 22, 2021	Feb. 18, 2020
Value of public warrant		$ 1.51	$ 1.37
Backstop Warrants [Member]
Increase (Decrease) in Fair Value Adjustments on Other Assets (Liabilities) Carried at Fair Value under Fair Value Option	$ 3,919
Value of public warrant		0.0034
Private Warrants [Member]
Increase (Decrease) in Fair Value Adjustments on Other Assets (Liabilities) Carried at Fair Value under Fair Value Option	612
Public Warrants [Member]
Increase (Decrease) in Fair Value Adjustments on Other Assets (Liabilities) Carried at Fair Value under Fair Value Option	$ 5,202
Public Warrant [Member]
Value of public warrant		1.53
Public Warrant [Member] | Warrant [Member]
Value of public warrant	$ 0.98	$ 1.96